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                                                       SEC FILE NUMBER
                                                           1-11476
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                                                        CUSIP NUMBER
                                                       Not applicable
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING


(CHECK ONE): |X| Form 10-K |_| Form 20-F |_| Form 11-K |_| Form 10-Q
             |_| Form N-SAR |_| Form N-CSR

For Period Ended: December 31, 2006
|_| Transition Report on Form 10-K
|_| Transition Report on Form 20-F
|_| Transition Report on Form 11-K
|_| Transition Report on Form 10-Q
|_| Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

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Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
================================================================================

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Items 10, 11, 12, 13 and 14

PART I - REGISTRANT INFORMATION

World Waste Technologies, Inc.
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Full Name of Registrant


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Former Name if Applicable


13500 Evening Creek Drive
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Address of Principal Executive Office (STREET AND NUMBER)

San Diego, California 92128
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City, State and Zip Code

PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|X| (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X| (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_| (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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PART III -- NARRATIVE

STATE BELOW IN REASONABLE DETAIL WHY FORM 10-K, 20-F, 11-K, 10-Q, N-SAR, OR THE TRANSITION REPORT OR PORTION THEREOF, COULD NOT BE FILED WITHIN THE PRESCRIBED TIME PERIOD.

On April 2, 2007, World Waste Technologies, Inc. (the "Company") filed with the Securities and Exchange Commission an Annual Report on Form 10-K for the year ended December 31, 2006 (the "Original 10-K"). The Company intends to file an amendment to the Original 10-K to include the information required by Items 10, 11, 12, 13 and 14 of Part III of Form 10-K. However, the Company does not yet have all of the information required to file such amendment by the scheduled filing deadline of April 30, 2007.

PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

        John Pimentel                858                        391-3400
        -------------                ---                        --------
           (Name)                (Area Code)               (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |_|Yes |X| No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                         World Waste Technologies, Inc.
                         ------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 1, 2007                        By /s/ David Rane
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                                            David Rane, Chief Financial Officer


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